Business Combinations - Schedule of the purchase price allocation (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 316,002	$ 3,792	₨ 307,970	₨ 246,989
Capco And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets				1,138
Fair value of property, plant and equipment				647
Fair value of right-of-use assets				2,882
Fair value of customer-related intangibles				24,273
Fair value of marketing-related intangibles				8,083
Deferred tax liabilities on intangible assets				(9,383)
Total				27,640
Goodwill				81,890
Total purchase price				109,530
Cash and cash equivalents				4,278
Fair value of acquired trade receivables included in net assets				6,167
Gross contractual amount of acquired trade receivables				6,181
Less: Allowance for lifetime expected credit loss				(14)
Transaction costs				358
Ampion Holdings Pty Ltd and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets				1,126
Fair value of property, plant and equipment				35
Fair value of right-of-use assets				74
Fair value of customer-related intangibles				1,748
Fair value of marketing-related intangibles				460
Deferred tax liabilities on intangible assets				(663)
Total				2,780
Goodwill				6,322
Total purchase price				9,102
Cash and cash equivalents				855
Fair value of acquired trade receivables included in net assets				1,074
Gross contractual amount of acquired trade receivables				1,074
Less: Allowance for lifetime expected credit loss				0
Transaction costs				49
Edgile, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets				1,289
Fair value of property, plant and equipment				17
Fair value of right-of-use assets				0
Fair value of customer-related intangibles				1,717
Fair value of marketing-related intangibles				1,160
Deferred tax liabilities on intangible assets				0
Total				4,183
Goodwill				12,993
Total purchase price				17,176
Cash and cash equivalents				907
Fair value of acquired trade receivables included in net assets				819
Gross contractual amount of acquired trade receivables				819
Less: Allowance for lifetime expected credit loss				0
Transaction costs				152
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets				186
Fair value of property, plant and equipment				9
Fair value of right-of-use assets				0
Fair value of customer-related intangibles				63
Fair value of marketing-related intangibles				111
Deferred tax liabilities on intangible assets				(49)
Total				320
Goodwill				1,305
Total purchase price				1,625
Cash and cash equivalents				145
Fair value of acquired trade receivables included in net assets				201
Gross contractual amount of acquired trade receivables				217
Less: Allowance for lifetime expected credit loss				(16)
Transaction costs				₨ 88
Rizing Intermediate Holdings Inc and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets	3,850
Fair value of property, plant and equipment	373
Fair value of right-of-use assets	201
Fair value of customer-related intangibles	3,894
Fair value of marketing-related intangibles	482
Deferred tax liabilities on intangible assets	(1,750)
Total	7,050
Goodwill	36,780
Total purchase price	43,830
Cash and cash equivalents	2,114
Fair value of acquired trade receivables included in net assets	3,220
Gross contractual amount of acquired trade receivables	3,233
Less: Allowance for lifetime expected credit loss	(13)
Transaction costs	99
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets	532
Fair value of property, plant and equipment	0
Fair value of right-of-use assets	0
Fair value of customer-related intangibles	1,708
Fair value of marketing-related intangibles	0
Deferred tax liabilities on intangible assets	0
Total	2,240
Goodwill	3,347
Total purchase price	5,587
Cash and cash equivalents	127
Fair value of acquired trade receivables included in net assets	452
Gross contractual amount of acquired trade receivables	452
Less: Allowance for lifetime expected credit loss	0
Transaction costs	19
Aggne [Member]
Disclosure of detailed information about business combination [line items]
Net assets	194
Fair value of property, plant and equipment	374
Fair value of right-of-use assets	33
Fair value of customer-related intangibles	556
Fair value of marketing-related intangibles	390
Deferred tax liabilities on intangible assets	(367)
Total	1,180
Goodwill	4,817
Share of non-controlling interests	(472)
Total purchase price	5,525
Cash and cash equivalents	153
Fair value of acquired trade receivables included in net assets	113
Gross contractual amount of acquired trade receivables	113
Less: Allowance for lifetime expected credit loss	0
Transaction costs	₨ 31